LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.03%
Aerospace & Defense–1.27%
†AAR Corp.	12,980	$848,374
†AeroVironment, Inc.	4,655	933,327
†Astronics Corp.	15,607	304,024
Cadre Holdings, Inc.	4,550	172,673
Curtiss-Wright Corp.	7,282	2,393,521
†Ducommun, Inc.	8,893	585,426
†Kratos Defense & Security Solutions, Inc.	70,239	1,636,569
†Leonardo DRS, Inc.	8,911	251,468
Moog, Inc. Class A	6,929	1,399,797
Textron, Inc.	14,337	1,269,971
†V2X, Inc.	7,853	438,669
		10,233,819
Air Freight & Logistics–0.21%
†Air Transport Services Group, Inc.	26,559	429,990
Forward Air Corp.	6,025	213,285
†GXO Logistics, Inc.	2,988	155,585
Hub Group, Inc. Class A	18,998	863,459
		1,662,319
Automobile Components–1.26%
†Adient PLC	14,557	328,552
†American Axle & Manufacturing Holdings, Inc.	63,985	395,427
BorgWarner, Inc.	48,665	1,766,053
Dana, Inc.	54,931	580,071
†Fox Factory Holding Corp.	6,089	252,694
†Goodyear Tire & Rubber Co.	80,482	712,266
†Modine Manufacturing Co.	24,832	3,297,441
Patrick Industries, Inc.	10,743	1,529,481
Phinia, Inc.	12,369	569,345
†Stoneridge, Inc.	10,413	116,521
†XPEL, Inc.	14,675	636,455
		10,184,306
Automobiles–0.46%
Harley-Davidson, Inc.	74,468	2,869,252
Thor Industries, Inc.	1,898	208,571
Winnebago Industries, Inc.	10,701	621,835
		3,699,658
Banks–8.90%
1st Source Corp.	9,820	588,022
ACNB Corp.	5,223	228,088
Amalgamated Financial Corp.	11,291	354,199
Associated Banc-Corp.	84,670	1,823,792
Atlantic Union Bankshares Corp.	42,295	1,593,253
†Axos Financial, Inc.	31,213	1,962,673
†Bancorp, Inc.	27,812	1,487,942
Bank OZK	62,415	2,683,221
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
BankUnited, Inc.	42,693	$1,555,733
Business First Bancshares, Inc.	14,268	366,260
Cadence Bank	28,514	908,171
Camden National Corp.	9,105	376,219
Cathay General Bancorp	26,794	1,150,802
Central Pacific Financial Corp.	16,669	491,902
City Holding Co.	8,379	983,611
CNB Financial Corp.	11,235	270,314
Community Trust Bancorp, Inc.	9,624	477,928
ConnectOne Bancorp, Inc.	23,014	576,501
†CrossFirst Bankshares, Inc.	28,223	471,042
†Customers Bancorp, Inc.	18,369	853,240
Eagle Bancorp, Inc.	16,162	364,938
East West Bancorp, Inc.	25,212	2,086,041
Enterprise Financial Services Corp.	23,230	1,190,770
Esquire Financial Holdings, Inc.	3,915	255,297
Farmers & Merchants Bancorp, Inc.	6,706	185,421
Farmers National Banc Corp.	10,930	165,262
FB Financial Corp.	21,955	1,030,348
Financial Institutions, Inc.	9,491	241,736
First Bancorp	16,571	689,188
First BanCorp	57,099	1,208,786
First Busey Corp.	26,588	691,820
First Business Financial Services, Inc.	4,425	201,736
First Community Bankshares, Inc.	10,332	445,826
First Financial Bancorp	52,531	1,325,357
First Financial Corp.	6,361	278,930
First Horizon Corp.	20,051	311,392
First Internet Bancorp	4,734	162,187
First Mid Bancshares, Inc.	14,346	558,203
FNB Corp.	166,276	2,346,154
FS Bancorp, Inc.	4,179	185,924
Fulton Financial Corp.	94,641	1,715,841
German American Bancorp, Inc.	18,023	698,391
Hanmi Financial Corp.	16,849	313,391
HarborOne Bancorp, Inc.	24,924	323,513
Home Bancorp, Inc.	3,930	175,199
HomeTrust Bancshares, Inc.	9,231	314,592
Hope Bancorp, Inc.	68,018	854,306
Horizon Bancorp, Inc.	25,830	401,656
Independent Bank Corp.	39,106	1,990,887
Kearny Financial Corp.	30,748	211,239
Mercantile Bank Corp.	9,993	436,894
Metrocity Bankshares, Inc.	11,680	357,642
†Metropolitan Bank Holding Corp.	6,665	350,446
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–1

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Mid Penn Bancorp, Inc.	9,418	$280,939
MidWestOne Financial Group, Inc.	9,164	261,449
NBT Bancorp, Inc.	11,737	519,127
Nicolet Bankshares, Inc.	1,962	187,626
Northeast Community Bancorp, Inc.	7,739	204,696
Northrim BanCorp, Inc.	3,104	221,067
OceanFirst Financial Corp.	34,458	640,574
OFG Bancorp	25,813	1,159,520
Orange County Bancorp, Inc.	3,289	198,392
Park National Corp.	2,321	389,882
Pathward Financial, Inc.	14,951	986,915
Pinnacle Financial Partners, Inc.	26,606	2,606,590
Popular, Inc.	5,751	576,653
Preferred Bank	7,643	613,351
QCR Holdings, Inc.	10,392	769,320
RBB Bancorp	10,656	245,301
Republic Bancorp, Inc. Class A	4,791	312,852
ServisFirst Bancshares, Inc.	12,205	981,892
Sierra Bancorp	7,558	218,275
SmartFinancial, Inc.	5,571	162,339
South Plains Financial, Inc.	6,535	221,667
Synovus Financial Corp.	20,957	931,958
UMB Financial Corp.	12,096	1,271,411
Univest Financial Corp.	18,296	514,849
Veritex Holdings, Inc.	30,464	801,812
WaFd, Inc.	26,396	919,901
Washington Trust Bancorp, Inc.	5,199	167,460
Webster Financial Corp.	76,358	3,559,046
WesBanco, Inc.	36,009	1,072,348
Western Alliance Bancorp	50,348	4,354,598
WSFS Financial Corp.	35,770	1,823,912
Zions Bancorp NA	70,385	3,323,580
		71,771,528
Beverages–0.42%
†Celsius Holdings, Inc.	20,580	645,389
MGP Ingredients, Inc.	4,529	377,039
National Beverage Corp.	8,571	402,323
Primo Water Corp.	78,048	1,970,712
		3,395,463
Biotechnology–9.09%
†4D Molecular Therapeutics, Inc.	24,997	270,218
†89bio, Inc.	34,463	255,026
†Absci Corp.	46,572	177,905
†ACADIA Pharmaceuticals, Inc.	28,219	434,008
†ACELYRIN, Inc.	36,774	181,296
†ADMA Biologics, Inc.	121,113	2,421,049
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Agios Pharmaceuticals, Inc.	29,978	$1,331,923
†Akebia Therapeutics, Inc.	129,007	170,289
†Alector, Inc.	32,591	151,874
†Alkermes PLC	70,241	1,966,046
†Anavex Life Sciences Corp.	37,705	214,164
†Anika Therapeutics, Inc.	8,140	201,058
†Annexon, Inc.	49,123	290,808
†Apogee Therapeutics, Inc.	15,067	885,036
†Arcellx, Inc.	21,141	1,765,485
†Arcturus Therapeutics Holdings, Inc.	12,150	282,001
†Arcutis Biotherapeutics, Inc.	68,940	641,142
†Ardelyx, Inc.	48,204	332,126
†ARS Pharmaceuticals, Inc.	28,789	417,440
†Avid Bioservices, Inc.	39,731	452,139
†Avidity Biosciences, Inc.	66,207	3,040,887
†Beam Therapeutics, Inc.	6,391	156,579
†BioCryst Pharmaceuticals, Inc.	129,650	985,340
†Biohaven Ltd.	25,180	1,258,245
†Blueprint Medicines Corp.	27,397	2,534,222
†C4 Therapeutics, Inc.	34,192	194,894
†CareDx, Inc.	30,588	955,110
†Corbus Pharmaceuticals Holdings, Inc.	6,468	133,435
†Crinetics Pharmaceuticals, Inc.	22,312	1,140,143
†Cullinan Therapeutics, Inc.	14,263	238,763
†Cytokinetics, Inc.	37,872	1,999,642
†Day One Biopharmaceuticals, Inc.	32,429	451,736
†Denali Therapeutics, Inc.	55,931	1,629,270
†Dianthus Therapeutics, Inc.	7,751	212,222
†Dynavax Technologies Corp.	64,140	714,520
†Dyne Therapeutics, Inc.	46,558	1,672,363
†Entrada Therapeutics, Inc.	11,990	191,600
†Erasca, Inc.	65,772	179,558
†Exact Sciences Corp.	20,274	1,381,065
†Exelixis, Inc.	126,920	3,293,574
†Halozyme Therapeutics, Inc.	41,247	2,360,978
†Insmed, Inc.	18,642	1,360,866
†Intellia Therapeutics, Inc.	6,941	142,638
†Iovance Biotherapeutics, Inc.	75,186	705,997
†iTeos Therapeutics, Inc.	14,569	148,749
†Janux Therapeutics, Inc.	16,621	755,092
†Kiniksa Pharmaceuticals International PLC	18,858	471,261
†Krystal Biotech, Inc.	11,253	2,048,384
†Kura Oncology, Inc.	45,280	884,771
†Kymera Therapeutics, Inc.	25,839	1,222,960
†Larimar Therapeutics, Inc.	19,723	129,186
†MannKind Corp.	131,332	826,078
†MiMedx Group, Inc.	65,388	386,443
†Myriad Genetics, Inc.	46,433	1,271,800
†Natera, Inc.	19,887	2,524,655
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–2

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Neurogene, Inc.	6,006	$252,012
†Nkarta, Inc.	33,199	150,059
†Novavax, Inc.	88,631	1,119,409
†Nurix Therapeutics, Inc.	37,136	834,446
†Nuvalent, Inc. Class A	3,415	349,354
†Ocugen, Inc.	149,217	148,053
†Olema Pharmaceuticals, Inc.	15,051	179,709
†ORIC Pharmaceuticals, Inc.	21,063	215,896
†Protagonist Therapeutics, Inc.	31,770	1,429,650
†PTC Therapeutics, Inc.	26,688	990,125
†Sana Biotechnology, Inc.	46,262	192,450
†Stoke Therapeutics, Inc.	22,314	274,239
†Tango Therapeutics, Inc.	14,799	113,952
†Taysha Gene Therapies, Inc.	100,367	201,738
†TG Therapeutics, Inc.	73,012	1,707,751
†Twist Bioscience Corp.	36,093	1,630,682
†Tyra Biosciences, Inc.	12,647	297,331
†Ultragenyx Pharmaceutical, Inc.	11,227	623,660
†United Therapeutics Corp.	7,775	2,786,171
†Vanda Pharmaceuticals, Inc.	35,546	166,711
†Vaxcyte, Inc.	33,996	3,884,723
†Vera Therapeutics, Inc.	8,746	386,573
†Veracyte, Inc.	41,614	1,416,541
†Vericel Corp.	26,952	1,138,722
†Verve Therapeutics, Inc.	33,932	164,231
†Viking Therapeutics, Inc.	28,616	1,811,679
†Voyager Therapeutics, Inc.	21,726	127,097
†Y-mAbs Therapeutics, Inc.	20,555	270,298
		73,307,321
Broadline Retail–0.12%
Dillard's, Inc. Class A	631	242,108
Macy's, Inc.	47,907	751,661
		993,769
Building Products–1.09%
†American Woodmark Corp.	5,935	554,626
Apogee Enterprises, Inc.	2,067	144,721
Armstrong World Industries, Inc.	1,172	154,036
CSW Industrials, Inc.	1,083	396,800
Griffon Corp.	22,485	1,573,950
†Masterbrand, Inc.	73,426	1,361,318
Quanex Building Products Corp.	19,141	531,163
†Resideo Technologies, Inc.	83,023	1,672,083
UFP Industries, Inc.	18,470	2,423,449
		8,812,146
Capital Markets–1.84%
Affiliated Managers Group, Inc.	13,637	2,424,659
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Artisan Partners Asset Management, Inc. Class A	31,227	$1,352,754
Evercore, Inc. Class A	10,791	2,733,792
Invesco Ltd.	8,638	151,683
Janus Henderson Group PLC	25,044	953,425
Jefferies Financial Group, Inc.	17,853	1,098,852
StepStone Group, Inc. Class A	14,791	840,573
Stifel Financial Corp.	14,239	1,337,042
†StoneX Group, Inc.	2,292	187,669
Victory Capital Holdings, Inc. Class A	19,988	1,107,335
Virtu Financial, Inc. Class A	39,613	1,206,612
WisdomTree, Inc.	87,549	874,614
XP, Inc. Class A	31,750	569,595
		14,838,605
Chemicals–1.75%
†Arcadium Lithium PLC	230,171	655,987
†Aspen Aerogels, Inc.	29,259	810,182
Avient Corp.	15,981	804,164
Hawkins, Inc.	11,111	1,416,319
HB Fuller Co.	9,524	756,015
Innospec, Inc.	13,139	1,485,890
Koppers Holdings, Inc.	11,799	431,017
Mativ Holdings, Inc.	34,314	582,995
Minerals Technologies, Inc.	18,252	1,409,602
Orion SA	32,535	579,448
†Perimeter Solutions SA	82,952	1,115,704
Quaker Chemical Corp.	4,389	739,503
†Rayonier Advanced Materials, Inc.	33,546	287,154
RPM International, Inc.	7,554	914,034
Scotts Miracle-Gro Co.	16,394	1,421,360
Tronox Holdings PLC	45,988	672,804
		14,082,178
Commercial Services & Supplies–1.45%
†ACV Auctions, Inc. Class A	30,640	622,911
Aris Water Solutions, Inc. Class A	15,628	263,644
†BrightView Holdings, Inc.	23,078	363,248
Brink's Co.	15,024	1,737,375
†Cimpress PLC	9,708	795,279
†Clean Harbors, Inc.	12,618	3,049,897
†Healthcare Services Group, Inc.	43,730	488,464
HNI Corp.	21,327	1,148,246
Interface, Inc.	34,471	653,915
†Liquidity Services, Inc.	13,604	310,171
MillerKnoll, Inc.	32,958	816,040
Pitney Bowes, Inc.	100,755	718,383
Steelcase, Inc. Class A	51,740	697,973
		11,665,546
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–3

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment–0.53%
†Clearfield, Inc.	7,944	$309,498
†CommScope Holding Co., Inc.	123,098	752,129
†Extreme Networks, Inc.	66,218	995,256
†Harmonic, Inc.	33,105	482,340
†NetScout Systems, Inc.	43,565	947,539
†Viavi Solutions, Inc.	84,796	764,860
		4,251,622
Construction & Engineering–1.82%
†API Group Corp.	29,710	981,024
Arcosa, Inc.	3,446	326,543
Argan, Inc.	7,775	788,618
Comfort Systems USA, Inc.	9,648	3,766,097
†Dycom Industries, Inc.	1,569	309,250
EMCOR Group, Inc.	5,943	2,558,640
Granite Construction, Inc.	15,282	1,211,557
†IES Holdings, Inc.	4,845	967,159
Primoris Services Corp.	14,967	869,283
†Sterling Infrastructure, Inc.	15,021	2,178,345
†Tutor Perini Corp.	26,766	726,965
		14,683,481
Construction Materials–0.26%
Eagle Materials, Inc.	5,227	1,503,546
U.S. Lime & Minerals, Inc.	6,036	589,476
		2,093,022
Consumer Finance–0.83%
Bread Financial Holdings, Inc.	24,823	1,181,078
†Enova International, Inc.	16,055	1,345,248
†Moneylion, Inc.	3,310	137,531
OneMain Holdings, Inc.	21,113	993,789
SLM Corp.	123,272	2,819,231
†World Acceptance Corp.	1,835	216,493
		6,693,370
Consumer Staples Distribution & Retail–0.56%
Andersons, Inc.	3,244	162,654
†Sprouts Farmers Market, Inc.	33,888	3,741,574
†United Natural Foods, Inc.	34,173	574,790
		4,479,018
Containers & Packaging–0.20%
AptarGroup, Inc.	5,699	912,923
Greif, Inc. Class B	2,885	201,459
Myers Industries, Inc.	21,052	290,939
†Ranpak Holdings Corp.	28,853	188,410
		1,593,731
Distributors–0.04%
†GigaCloud Technology, Inc. Class A	14,304	328,706
		328,706
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Consumer Services–1.09%
†Adtalem Global Education, Inc.	8,984	$678,112
†Duolingo, Inc.	4,824	1,360,464
†Frontdoor, Inc.	42,218	2,026,042
†Grand Canyon Education, Inc.	13,715	1,945,473
Perdoceo Education Corp.	37,773	840,072
†Stride, Inc.	22,322	1,904,290
		8,754,453
Diversified REITs–0.67%
Alexander & Baldwin, Inc.	28,864	554,189
American Assets Trust, Inc.	24,012	641,601
Broadstone Net Lease, Inc.	56,140	1,063,853
CTO Realty Growth, Inc.	11,835	225,102
Essential Properties Realty Trust, Inc.	77,455	2,645,088
One Liberty Properties, Inc.	9,177	252,734
		5,382,567
Diversified Telecommunication Services–0.87%
†Anterix, Inc.	6,949	261,699
†Bandwidth, Inc. Class A	12,533	219,453
†Frontier Communications Parent, Inc.	36,576	1,299,545
Iridium Communications, Inc.	18,226	554,982
†Liberty Global Ltd. Class C	79,339	1,714,516
†Liberty Latin America Ltd. Class A	99,971	950,489
†Lumen Technologies, Inc.	287,825	2,043,558
		7,044,242
Electric Utilities–1.00%
NRG Energy, Inc.	70,051	6,381,646
Otter Tail Corp.	21,240	1,660,119
		8,041,765
Electrical Equipment–2.47%
Acuity Brands, Inc.	17,532	4,828,137
Allient, Inc.	7,289	138,418
†American Superconductor Corp.	21,475	506,810
†Array Technologies, Inc.	95,823	632,432
Atkore, Inc.	13,745	1,164,751
†Bloom Energy Corp. Class A	124,807	1,317,962
†ChargePoint Holdings, Inc.	85,806	117,554
EnerSys	10,133	1,034,073
†Enovix Corp.	79,270	740,382
†Fluence Energy, Inc.	38,199	867,499
LSI Industries, Inc.	15,182	245,189
†NEXTracker, Inc. Class A	11,961	448,298
nVent Electric PLC	56,375	3,960,908
Powell Industries, Inc.	6,043	1,341,486
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–4

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
Sensata Technologies Holding PLC	11,095	$397,867
†Shoals Technologies Group, Inc. Class A	98,502	552,596
†Sunrun, Inc.	40,749	735,927
†Thermon Group Holdings, Inc.	9,120	272,141
†Vicor Corp.	13,662	575,170
		19,877,600
Electronic Equipment, Instruments & Components–2.79%
†Arlo Technologies, Inc.	50,781	614,958
†Arrow Electronics, Inc.	3,428	455,341
Badger Meter, Inc.	13,092	2,859,424
Benchmark Electronics, Inc.	22,637	1,003,272
Climb Global Solutions, Inc.	2,637	262,487
†Coherent Corp.	6,793	603,966
Crane NXT Co.	2,660	149,226
†Daktronics, Inc.	23,002	296,956
†Evolv Technologies Holdings, Inc.	61,366	248,532
†Fabrinet	8,021	1,896,485
†FARO Technologies, Inc.	10,522	201,391
†Insight Enterprises, Inc.	7,175	1,545,423
†Itron, Inc.	15,757	1,683,005
Jabil, Inc.	7,170	859,181
†Knowles Corp.	50,921	918,106
Napco Security Technologies, Inc.	17,801	720,228
†nLight, Inc.	25,083	268,137
†OSI Systems, Inc.	8,275	1,256,393
†PAR Technology Corp.	15,756	820,572
PC Connection, Inc.	3,529	266,192
†Sanmina Corp.	17,228	1,179,257
†ScanSource, Inc.	15,718	754,936
TD SYNNEX Corp.	17,713	2,126,977
†TTM Technologies, Inc.	21,339	389,437
Vishay Intertechnology, Inc.	41,170	778,525
Vontier Corp.	9,997	337,299
		22,495,706
Energy Equipment & Services–1.82%
Archrock, Inc.	79,262	1,604,263
†Bristow Group, Inc.	15,418	534,850
Cactus, Inc. Class A	17,196	1,026,085
ChampionX Corp.	50,271	1,515,671
Helmerich & Payne, Inc.	55,680	1,693,786
Liberty Energy, Inc.	91,600	1,748,644
†Nabors Industries Ltd.	5,020	323,639
†Newpark Resources, Inc.	42,744	296,216
†Oceaneering International, Inc.	54,638	1,358,847
†ProPetro Holding Corp.	54,199	415,164
RPC, Inc.	42,274	268,863
TechnipFMC PLC	22,717	595,867
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
†TETRA Technologies, Inc.	69,697	$216,061
†Valaris Ltd.	31,481	1,755,066
Weatherford International PLC	15,076	1,280,254
		14,633,276
Entertainment–0.60%
†AMC Entertainment Holdings, Inc. Class A	173,093	787,573
†Cinemark Holdings, Inc.	55,247	1,538,076
†IMAX Corp.	25,223	517,324
†Madison Square Garden Entertainment Corp.	10,023	426,278
†Madison Square Garden Sports Corp.	844	175,771
Marcus Corp.	12,286	185,150
†Roku, Inc.	6,825	509,555
†Sphere Entertainment Co.	14,820	654,748
		4,794,475
Financial Services–2.82%
Banco Latinoamericano de Comercio Exterior SA	16,991	552,038
Corebridge Financial, Inc.	29,535	861,241
Enact Holdings, Inc.	18,270	663,749
Equitable Holdings, Inc.	4,200	176,526
Essent Group Ltd.	25,114	1,614,579
†International Money Express, Inc.	17,754	328,271
Jackson Financial, Inc. Class A	47,797	4,360,520
Merchants Bancorp	9,375	421,500
MGIC Investment Corp.	133,134	3,408,230
†Mr. Cooper Group, Inc.	37,804	3,484,773
†NMI Holdings, Inc. Class A	43,680	1,799,179
†Pagseguro Digital Ltd. Class A	106,589	917,731
Radian Group, Inc.	57,880	2,007,857
†Repay Holdings Corp.	57,392	468,319
Western Union Co.	140,061	1,670,928
		22,735,441
Food Products–0.84%
Calavo Growers, Inc.	6,477	184,789
Cal-Maine Foods, Inc.	20,982	1,570,293
†Freshpet, Inc.	13,276	1,815,759
†Hain Celestial Group, Inc.	45,435	392,104
John B Sanfilippo & Son, Inc.	1,325	124,961
†Pilgrim's Pride Corp.	21,422	986,483
†SunOpta, Inc.	51,111	326,088
Utz Brands, Inc.	35,433	627,164
†Vital Farms, Inc.	20,446	717,041
		6,744,682
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–5

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Gas Utilities–0.83%
National Fuel Gas Co.	49,055	$2,973,223
Southwest Gas Holdings, Inc.	9,730	717,685
UGI Corp.	120,344	3,011,007
		6,701,915
Ground Transportation–0.44%
ArcBest Corp.	2,377	257,786
Covenant Logistics Group, Inc.	4,643	245,336
Marten Transport Ltd.	27,242	482,183
Ryder System, Inc.	16,585	2,418,093
Universal Logistics Holdings, Inc.	3,798	163,732
		3,567,130
Health Care Equipment & Supplies–3.39%
†Alphatec Holdings, Inc.	64,412	358,131
†Artivion, Inc.	18,567	494,253
†AtriCure, Inc.	22,402	628,152
†Axogen, Inc.	26,274	368,361
†Axonics, Inc.	16,228	1,129,469
†Bioventus, Inc. Class A	21,892	261,609
†Cerus Corp.	93,442	162,589
CONMED Corp.	13,986	1,005,873
†Glaukos Corp.	5,956	775,948
†Haemonetics Corp.	21,515	1,729,376
†ICU Medical, Inc.	5,417	987,086
†Inari Medical, Inc.	10,811	445,846
†Inmode Ltd.	13,139	222,706
†Inogen, Inc.	15,188	147,324
†Inspire Medical Systems, Inc.	6,335	1,337,002
†Integer Holdings Corp.	6,927	900,510
†Integra LifeSciences Holdings Corp.	7,009	127,353
iRadimed Corp.	4,127	207,547
†Lantheus Holdings, Inc.	17,229	1,890,883
LeMaitre Vascular, Inc.	11,483	1,066,656
†LivaNova PLC	19,923	1,046,754
†Neogen Corp.	31,277	525,766
†Novocure Ltd.	66,820	1,044,397
†=OmniAb, Inc. Earnout Shares	8,030	0
†=OmniAb, Inc. Earnout Shares.	8,030	0
†Omnicell, Inc.	28,608	1,247,309
†OraSure Technologies, Inc.	48,156	205,626
†Orthofix Medical, Inc.	20,912	326,645
†OrthoPediatrics Corp.	7,818	211,946
†PROCEPT BioRobotics Corp.	17,780	1,424,534
†RxSight, Inc.	7,974	394,155
†SI-BONE, Inc.	20,168	281,949
†STAAR Surgical Co.	31,044	1,153,285
†Surmodics, Inc.	7,570	293,565
†Tactile Systems Technology, Inc.	13,119	191,668
†Tandem Diabetes Care, Inc.	23,640	1,002,572
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†TransMedics Group, Inc.	13,514	$2,121,698
†Treace Medical Concepts, Inc.	33,826	196,191
†UFP Technologies, Inc.	3,670	1,162,289
†Zimvie, Inc.	14,188	225,163
		27,302,186
Health Care Providers & Services–2.49%
†Accolade, Inc.	38,190	147,032
†AdaptHealth Corp.	63,343	711,342
†Addus HomeCare Corp.	7,988	1,062,644
†AMN Healthcare Services, Inc.	3,095	131,197
†Astrana Health, Inc.	19,802	1,147,328
†Aveanna Healthcare Holdings, Inc.	32,793	170,524
†Castle Biosciences, Inc.	14,674	418,503
†Community Health Systems, Inc.	65,823	399,546
†Cross Country Healthcare, Inc.	17,623	236,853
†DocGo, Inc.	65,495	217,443
Encompass Health Corp.	17,391	1,680,666
†Enhabit, Inc.	32,360	255,644
Ensign Group, Inc.	1,442	207,388
†Fulgent Genetics, Inc.	10,460	227,296
†GeneDx Holdings Corp.	7,092	300,984
†Guardant Health, Inc.	41,527	952,629
†HealthEquity, Inc.	12,764	1,044,733
†Hims & Hers Health, Inc.	81,897	1,508,543
†Nano-X Imaging Ltd.	23,366	142,065
National HealthCare Corp.	5,865	737,641
†NeoGenomics, Inc.	73,382	1,082,385
†Option Care Health, Inc.	11,401	356,851
†Owens & Minor, Inc.	44,841	703,555
†Pediatrix Medical Group, Inc.	42,669	494,534
†Pennant Group, Inc.	18,277	652,489
†PetIQ, Inc.	14,380	442,473
†Privia Health Group, Inc.	10,290	187,381
†Progyny, Inc.	41,145	689,590
†RadNet, Inc.	11,414	792,017
†Surgery Partners, Inc.	19,481	628,067
†Tenet Healthcare Corp.	7,399	1,229,714
Universal Health Services, Inc. Class B	4,809	1,101,309
		20,060,366
Health Care REITs–0.55%
Global Medical REIT, Inc.	34,741	344,283
National Health Investors, Inc.	24,454	2,055,603
Omega Healthcare Investors, Inc.	5,263	214,204
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–6

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care REITs (continued)
Sabra Health Care REIT, Inc.	99,734	$1,856,050
		4,470,140
Health Care Technology–0.42%
†Doximity, Inc. Class A	6,961	303,291
†Evolent Health, Inc. Class A	32,172	909,824
†Health Catalyst, Inc.	37,252	303,231
HealthStream, Inc.	13,002	374,978
†Phreesia, Inc.	32,688	744,960
Simulations Plus, Inc.	9,417	301,532
†Teladoc Health, Inc.	52,794	484,649
		3,422,465
Hotel & Resort REITs–0.88%
Park Hotels & Resorts, Inc.	120,069	1,692,973
Pebblebrook Hotel Trust	61,341	811,541
RLJ Lodging Trust	86,844	797,228
Ryman Hospitality Properties, Inc.	11,366	1,218,890
Summit Hotel Properties, Inc.	65,163	447,018
Sunstone Hotel Investors, Inc.	118,414	1,222,032
Xenia Hotels & Resorts, Inc.	61,793	912,683
		7,102,365
Hotels, Restaurants & Leisure–1.88%
Bloomin' Brands, Inc.	43,348	716,542
Boyd Gaming Corp.	19,190	1,240,634
†Brinker International, Inc.	14,396	1,101,726
Cracker Barrel Old Country Store, Inc.	3,887	176,275
†Despegar.com Corp.	31,339	388,604
†El Pollo Loco Holdings, Inc.	16,884	231,311
†Everi Holdings, Inc.	41,542	545,862
Krispy Kreme, Inc.	14,467	155,376
†Life Time Group Holdings, Inc.	23,108	564,297
†Light & Wonder, Inc.	18,622	1,689,574
†Lindblad Expeditions Holdings, Inc.	20,823	192,613
Monarch Casino & Resort, Inc.	7,955	630,593
†PlayAGS, Inc.	20,064	228,529
†Portillo's, Inc. Class A	13,654	183,919
RCI Hospitality Holdings, Inc.	4,804	214,018
†Rush Street Interactive, Inc.	47,085	510,872
†Shake Shack, Inc. Class A	4,869	502,529
†Sweetgreen, Inc. Class A	7,290	258,431
†Target Hospitality Corp.	17,358	135,045
Texas Roadhouse, Inc.	5,317	938,982
Travel & Leisure Co.	17,659	813,727
Vail Resorts, Inc.	2,131	371,412
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Wingstop, Inc.	8,154	$3,392,716
		15,183,587
Household Durables–2.07%
†Beazer Homes USA, Inc.	16,515	564,317
†Cavco Industries, Inc.	2,420	1,036,341
†Champion Homes, Inc.	2,296	217,776
†Helen of Troy Ltd.	8,541	528,261
†Hovnanian Enterprises, Inc. Class A	2,529	516,852
Installed Building Products, Inc.	12,914	3,180,331
KB Home	33,848	2,900,435
La-Z-Boy, Inc.	23,757	1,019,888
†Lovesac Co.	7,565	216,737
†M/I Homes, Inc.	7,421	1,271,663
†Sonos, Inc.	66,218	813,819
†Taylor Morrison Home Corp.	40,154	2,821,220
†Tri Pointe Homes, Inc.	18,247	826,772
Worthington Enterprises, Inc.	18,512	767,322
		16,681,734
Household Products–0.25%
†Central Garden & Pet Co.	18,349	595,967
Oil-Dri Corp. of America	2,859	197,243
Spectrum Brands Holdings, Inc.	13,051	1,241,672
		2,034,882
Independent Power and Renewable Electricity Producers–0.27%
†Altus Power, Inc.	50,956	162,040
Brookfield Renewable Corp. Class A	43,979	1,436,354
Clearway Energy, Inc. Class A	20,398	580,731
		2,179,125
Industrial REITs–0.44%
Americold Realty Trust, Inc.	13,785	389,702
First Industrial Realty Trust, Inc.	6,983	390,908
Industrial Logistics Properties Trust	38,076	181,242
Innovative Industrial Properties, Inc.	17,140	2,307,044
Terreno Realty Corp.	4,233	282,891
		3,551,787
Insurance–1.61%
Assurant, Inc.	1,967	391,157
Assured Guaranty Ltd.	16,038	1,275,342
Axis Capital Holdings Ltd.	25,808	2,054,575
†Enstar Group Ltd.	3,016	969,915
Fidelis Insurance Holdings Ltd.	28,112	507,703
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–7

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Globe Life, Inc.	15,047	$1,593,628
†Hamilton Insurance Group Ltd. Class B	9,203	177,986
HCI Group, Inc.	3,651	390,876
†Heritage Insurance Holdings, Inc.	13,362	163,551
Mercury General Corp.	15,557	979,780
Primerica, Inc.	9,947	2,637,447
Reinsurance Group of America, Inc.	7,646	1,665,834
†Root, Inc. Class A	5,035	190,222
		12,998,016
Interactive Media & Services–0.74%
†Bumble, Inc. Class A	61,958	395,292
†Cargurus, Inc.	36,401	1,093,122
†Cars.com, Inc.	25,451	426,559
†EverQuote, Inc. Class A	14,640	308,757
†Getty Images Holdings, Inc.	58,507	222,912
†IAC, Inc.	10,524	566,402
†MediaAlpha, Inc. Class A	12,863	232,949
†QuinStreet, Inc.	32,177	615,546
Shutterstock, Inc.	13,935	492,881
†Vimeo, Inc.	79,802	403,000
†Yelp, Inc.	34,626	1,214,680
		5,972,100
IT Services–0.79%
†BigCommerce Holdings, Inc.	37,113	217,111
†Couchbase, Inc.	24,356	392,619
†DigitalOcean Holdings, Inc.	28,240	1,140,613
†DXC Technology Co.	53,942	1,119,296
Hackett Group, Inc.	6,699	175,983
†Kyndryl Holdings, Inc.	77,542	1,781,915
†Squarespace, Inc. Class A	23,175	1,076,015
†Thoughtworks Holding, Inc.	53,092	234,667
†Unisys Corp.	39,120	222,202
		6,360,421
Leisure Products–0.48%
Acushnet Holdings Corp.	16,665	1,062,394
†Funko, Inc. Class A	19,453	237,716
†Malibu Boats, Inc. Class A	12,316	477,984
†MasterCraft Boat Holdings, Inc.	9,124	166,148
†Peloton Interactive, Inc. Class A	105,171	492,200
Smith & Wesson Brands, Inc.	26,709	346,683
†Vista Outdoor, Inc.	23,346	914,696
†YETI Holdings, Inc.	3,365	138,066
		3,835,887
Life Sciences Tools & Services–0.74%
†10X Genomics, Inc. Class A	60,689	1,370,358
†BioLife Solutions, Inc.	22,452	562,198
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
†CryoPort, Inc.	27,178	$220,414
†Cytek Biosciences, Inc.	75,797	419,915
†Maravai LifeSciences Holdings, Inc. Class A	70,158	583,013
†MaxCyte, Inc.	66,860	260,086
†Medpace Holdings, Inc.	4,739	1,581,878
Mesa Laboratories, Inc.	3,233	419,837
†Pacific Biosciences of California, Inc.	175,839	298,926
†Quanterix Corp.	18,910	245,074
		5,961,699
Machinery–3.01%
AGCO Corp.	2,095	205,017
†Blue Bird Corp.	11,953	573,266
†Chart Industries, Inc.	4,529	562,230
Donaldson Co., Inc.	40,477	2,983,155
ESCO Technologies, Inc.	13,840	1,785,083
Federal Signal Corp.	23,888	2,232,572
†Graham Corp.	5,978	176,889
Greenbrier Cos., Inc.	8,962	456,076
Helios Technologies, Inc.	3,502	167,045
Hyster-Yale, Inc.	6,143	391,739
Kadant, Inc.	3,095	1,046,110
Lincoln Electric Holdings, Inc.	9,996	1,919,432
Luxfer Holdings PLC	14,245	184,473
Miller Industries, Inc.	6,539	398,879
Mueller Industries, Inc.	44,917	3,328,350
REV Group, Inc.	17,830	500,310
Shyft Group, Inc.	21,198	266,035
Snap-on, Inc.	10,586	3,066,870
†SPX Technologies, Inc.	8,267	1,318,256
Tennant Co.	3,974	381,663
Terex Corp.	33,272	1,760,422
Wabash National Corp.	27,206	522,083
		24,225,955
Marine Transportation–0.05%
Costamare, Inc.	25,794	405,482
		405,482
Media–0.82%
†Advantage Solutions, Inc.	48,373	165,919
†AMC Networks, Inc. Class A	21,425	186,183
Cable One, Inc.	2,512	878,673
†EchoStar Corp. Class A	18,509	459,393
†Gannett Co., Inc.	65,016	365,390
Gray Television, Inc.	52,837	283,206
†Integral Ad Science Holding Corp.	16,865	182,311
John Wiley & Sons, Inc. Class A	22,705	1,095,516
†Magnite, Inc.	78,609	1,088,735
Nexstar Media Group, Inc.	2,376	392,872
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–8

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
†PubMatic, Inc. Class A	27,045	$402,159
Sinclair, Inc.	18,014	275,614
†Stagwell, Inc.	38,161	267,890
†TechTarget, Inc.	14,332	350,418
†Thryv Holdings, Inc.	12,193	210,085
		6,604,364
Metals & Mining–1.88%
Alpha Metallurgical Resources, Inc.	6,854	1,618,778
Arch Resources, Inc.	9,163	1,265,960
Carpenter Technology Corp.	1,959	312,617
†Century Aluminum Co.	30,024	487,289
†Cleveland-Cliffs, Inc.	11,897	151,925
†Coeur Mining, Inc.	62,987	433,351
†Constellium SE	39,542	642,953
Kaiser Aluminum Corp.	9,228	669,215
†Metallus, Inc.	12,027	178,360
†MP Materials Corp.	21,601	381,258
Olympic Steel, Inc.	5,681	221,559
Ramaco Resources, Inc. Class A	17,780	208,026
Reliance, Inc.	5,082	1,469,765
Royal Gold, Inc.	6,044	847,973
SSR Mining, Inc.	128,637	730,658
SunCoke Energy, Inc.	49,053	425,780
U.S. Steel Corp.	73,160	2,584,743
†Universal Stainless & Alloy Products, Inc.	5,410	208,988
Warrior Met Coal, Inc.	26,409	1,687,535
Worthington Steel, Inc.	18,274	621,499
		15,148,232
Mortgage Real Estate Investment Trusts (REITs)–0.91%
AGNC Investment Corp.	49,021	512,760
Arbor Realty Trust, Inc.	82,499	1,283,684
Chimera Investment Corp.	49,945	790,629
MFA Financial, Inc.	64,229	816,993
Redwood Trust, Inc.	67,416	521,126
Rithm Capital Corp.	275,302	3,124,678
TPG RE Finance Trust, Inc.	33,468	285,482
		7,335,352
Multi-Utilities–0.35%
Black Hills Corp.	19,374	1,184,139
NiSource, Inc.	22,338	774,012
Northwestern Energy Group, Inc.	15,612	893,318
		2,851,469
Office REITs–1.13%
Brandywine Realty Trust	106,342	578,500
Douglas Emmett, Inc.	98,075	1,723,178
Highwoods Properties, Inc.	60,919	2,041,396
Kilroy Realty Corp.	56,933	2,203,307
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Office REITs (continued)
Paramount Group, Inc.	115,352	$567,532
Piedmont Office Realty Trust, Inc. Class A	77,228	780,003
SL Green Realty Corp.	5,992	417,103
Vornado Realty Trust	20,547	809,552
		9,120,571
Oil, Gas & Consumable Fuels–2.75%
APA Corp.	59,032	1,443,923
Ardmore Shipping Corp.	23,432	424,119
Berry Corp.	42,271	217,273
Chord Energy Corp.	11,379	1,481,887
Civitas Resources, Inc.	36,351	1,841,905
†CNX Resources Corp.	24,342	792,819
CONSOL Energy, Inc.	9,676	1,012,593
Dorian LPG Ltd.	19,581	673,978
EQT Corp.	25,023	916,843
†Gulfport Energy Corp.	5,657	856,187
International Seaways, Inc.	19,249	992,479
†Kosmos Energy Ltd.	78,272	315,436
Matador Resources Co.	49,500	2,446,290
Northern Oil & Gas, Inc.	20,439	723,745
Peabody Energy Corp.	78,969	2,095,837
SandRidge Energy, Inc.	17,641	215,750
Scorpio Tankers, Inc.	14,691	1,047,468
SM Energy Co.	71,793	2,869,566
†Teekay Corp.	35,219	324,015
Teekay Tankers Ltd. Class A	14,117	822,315
VAALCO Energy, Inc.	60,048	344,676
†Vital Energy, Inc.	11,629	312,820
		22,171,924
Paper & Forest Products–0.11%
Sylvamo Corp.	9,872	847,511
		847,511
Passenger Airlines–0.48%
†Alaska Air Group, Inc.	20,734	937,384
Allegiant Travel Co.	9,904	545,314
†SkyWest, Inc.	25,042	2,129,071
†Sun Country Airlines Holdings, Inc.	25,393	284,656
		3,896,425
Personal Care Products–0.38%
†BellRing Brands, Inc.	15,451	938,185
Edgewell Personal Care Co.	7,563	274,839
†Honest Co., Inc.	44,058	157,287
Inter Parfums, Inc.	9,955	1,288,973
Nu Skin Enterprises, Inc. Class A	27,070	199,506
†USANA Health Sciences, Inc.	6,232	236,318
		3,095,108
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–9

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals–2.10%
†Amneal Pharmaceuticals, Inc.	65,944	$548,654
†Amphastar Pharmaceuticals, Inc.	20,402	990,109
†ANI Pharmaceuticals, Inc.	8,511	507,766
†Arvinas, Inc.	19,256	474,275
†Cassava Sciences, Inc.	10,156	298,891
†Collegium Pharmaceutical, Inc.	20,171	779,407
†Corcept Therapeutics, Inc.	43,899	2,031,646
†Edgewise Therapeutics, Inc.	45,014	1,201,424
†Elanco Animal Health, Inc.	112,139	1,647,322
†Enliven Therapeutics, Inc.	20,151	514,657
†EyePoint Pharmaceuticals, Inc.	20,462	163,491
†Harmony Biosciences Holdings, Inc.	19,072	762,880
†Harrow, Inc.	12,297	552,873
†Innoviva, Inc.	29,566	570,919
†Intra-Cellular Therapies, Inc.	16,557	1,211,476
†Ligand Pharmaceuticals, Inc.	10,286	1,029,526
†Neumora Therapeutics, Inc.	40,970	541,214
Phibro Animal Health Corp. Class A	10,994	247,585
†Pliant Therapeutics, Inc.	34,937	391,644
†Prestige Consumer Healthcare, Inc.	11,020	794,542
†Revance Therapeutics, Inc.	46,170	239,622
SIGA Technologies, Inc.	25,590	172,733
†Supernus Pharmaceuticals, Inc.	27,683	863,156
†Tarsus Pharmaceuticals, Inc.	6,960	228,914
†Third Harmonic Bio, Inc.	12,794	173,359
		16,938,085
Professional Services–1.87%
Barrett Business Services, Inc.	15,516	582,005
†Conduent, Inc.	100,442	404,781
CRA International, Inc.	4,188	734,240
CSG Systems International, Inc.	14,748	717,490
†ExlService Holdings, Inc.	75,371	2,875,404
†Franklin Covey Co.	6,358	261,504
Heidrick & Struggles International, Inc.	12,741	495,115
ICF International, Inc.	10,038	1,674,238
Insperity, Inc.	14,470	1,273,360
Kelly Services, Inc. Class A	20,014	428,500
Kforce, Inc.	10,801	663,721
†Legalzoom.com, Inc.	61,019	387,471
ManpowerGroup, Inc.	11,561	849,965
†NV5 Global, Inc.	2,002	187,147
†Parsons Corp.	18,419	1,909,682
†Paylocity Holding Corp.	900	148,473
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
Resources Connection, Inc.	17,515	$169,895
TriNet Group, Inc.	2,877	278,983
†Upwork, Inc.	42,999	449,340
†Verra Mobility Corp.	8,902	247,565
†Willdan Group, Inc.	7,987	327,068
		15,065,947
Real Estate Management & Development–0.98%
†Anywhere Real Estate, Inc.	59,062	300,035
†Cushman & Wakefield PLC	76,965	1,049,033
DigitalBridge Group, Inc.	99,478	1,405,624
†Forestar Group, Inc.	12,109	391,968
†FRP Holdings, Inc.	7,465	222,905
†Jones Lang LaSalle, Inc.	6,032	1,627,494
Marcus & Millichap, Inc.	13,832	548,162
Newmark Group, Inc. Class A	81,870	1,271,441
†Real Brokerage, Inc.	26,402	146,531
RMR Group, Inc. Class A	5,629	142,864
St. Joe Co.	13,827	806,253
		7,912,310
Residential REITs–0.55%
Centerspace	9,152	644,942
Equity LifeStyle Properties, Inc.	4,236	302,196
Independence Realty Trust, Inc.	138,050	2,830,025
NexPoint Residential Trust, Inc.	14,243	626,834
		4,403,997
Retail REITs–1.07%
Acadia Realty Trust	48,618	1,141,551
Kite Realty Group Trust	78,251	2,078,346
Macerich Co.	57,332	1,045,736
NNN REIT, Inc.	3,829	185,668
Saul Centers, Inc.	6,510	273,160
SITE Centers Corp.	26,407	1,597,623
Tanger, Inc.	56,325	1,868,863
Whitestone REIT	30,654	414,749
		8,605,696
Semiconductors & Semiconductor Equipment–2.59%
†ACM Research, Inc. Class A	27,728	562,878
†Aehr Test Systems	11,888	152,761
†Alpha & Omega Semiconductor Ltd.	13,252	491,914
†Ambarella, Inc.	11,373	641,494
Amkor Technology, Inc.	61,089	1,869,323
†Axcelis Technologies, Inc.	12,946	1,357,388
†CEVA, Inc.	12,975	313,346
†Cirrus Logic, Inc.	16,372	2,033,566
†Credo Technology Group Holding Ltd.	41,999	1,293,569
†FormFactor, Inc.	5,766	265,236
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–10

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Impinj, Inc.	9,398	$2,034,855
Kulicke & Soffa Industries, Inc.	19,566	883,014
MKS Instruments, Inc.	3,788	411,794
†Onto Innovation, Inc.	10,468	2,172,738
†Photronics, Inc.	31,270	774,245
†Qorvo, Inc.	1,620	167,346
†Rambus, Inc.	46,042	1,943,893
†Silicon Laboratories, Inc.	8,668	1,001,761
†SiTime Corp.	3,459	593,253
†SMART Global Holdings, Inc.	27,087	567,473
†Veeco Instruments, Inc.	27,796	920,882
†Wolfspeed, Inc.	43,726	424,142
		20,876,871
Software–6.18%
†ACI Worldwide, Inc.	53,330	2,714,497
Adeia, Inc.	63,639	757,940
†Agilysys, Inc.	8,053	877,535
†Alkami Technology, Inc.	27,573	869,652
†Appfolio, Inc. Class A	9,398	2,212,289
†AvePoint, Inc.	76,696	902,712
†Bill Holdings, Inc.	18,666	984,818
†Blackbaud, Inc.	12,229	1,035,552
†Blend Labs, Inc. Class A	150,442	564,158
†Cleanspark, Inc.	71,037	663,486
Clear Secure, Inc. Class A	43,324	1,435,757
†CommVault Systems, Inc.	14,139	2,175,285
†Consensus Cloud Solutions, Inc.	10,422	245,438
†Dave, Inc.	4,559	182,178
†Digital Turbine, Inc.	60,140	184,630
Dolby Laboratories, Inc. Class A	18,420	1,409,683
†E2open Parent Holdings, Inc.	105,643	465,886
†Freshworks, Inc. Class A	23,453	269,240
†Gitlab, Inc. Class A	4,997	257,545
InterDigital, Inc.	14,193	2,010,155
†LiveRamp Holdings, Inc.	34,441	853,448
†Manhattan Associates, Inc.	16,616	4,675,410
†MARA Holdings, Inc.	29,288	475,051
†Matterport, Inc.	53,373	240,179
†Mitek Systems, Inc.	22,071	191,356
†N-able, Inc.	10,912	142,511
†NCR Voyix Corp.	19,559	265,416
†OneSpan, Inc.	24,239	404,064
†Ooma, Inc.	15,497	176,511
†PagerDuty, Inc.	31,752	589,000
Progress Software Corp.	22,130	1,490,898
†Q2 Holdings, Inc.	35,992	2,871,082
†Qualys, Inc.	14,907	1,914,953
†Rapid7, Inc.	29,500	1,176,755
†Red Violet, Inc.	5,729	162,990
†RingCentral, Inc. Class A	45,154	1,428,221
†Riot Platforms, Inc.	39,235	291,124
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
Sapiens International Corp. NV	17,756	$661,766
†SentinelOne, Inc. Class A	20,824	498,110
†Smartsheet, Inc. Class A	13,951	772,327
SolarWinds Corp.	29,907	390,286
†SoundHound AI, Inc. Class A	29,980	139,707
†Sprout Social, Inc. Class A	20,240	588,377
†SPS Commerce, Inc.	17,262	3,351,763
†Varonis Systems, Inc.	23,673	1,337,524
†Verint Systems, Inc.	38,980	987,363
†Xperi, Inc.	24,805	229,198
†Yext, Inc.	67,122	464,484
†Zeta Global Holdings Corp. Class A	95,341	2,844,022
		49,832,332
Specialized REITs–0.60%
EPR Properties	10,003	490,547
Gaming & Leisure Properties, Inc.	33,959	1,747,191
Outfront Media, Inc.	92,866	1,706,877
PotlatchDeltic Corp.	12,440	560,422
Safehold, Inc.	13,419	351,980
		4,857,017
Specialty Retail–2.91%
†Abercrombie & Fitch Co. Class A	22,092	3,090,671
Academy Sports & Outdoors, Inc.	2,947	171,987
American Eagle Outfitters, Inc.	13,482	301,862
Arko Corp.	33,123	232,523
†Asbury Automotive Group, Inc.	3,621	863,934
†AutoNation, Inc.	2,343	419,210
†Beyond, Inc.	20,822	209,886
Build-A-Bear Workshop, Inc.	7,016	241,140
Caleres, Inc.	15,046	497,270
†Carvana Co.	22,162	3,858,626
Gap, Inc.	89,145	1,965,647
†Genesco, Inc.	6,957	189,022
Group 1 Automotive, Inc.	5,753	2,203,629
Murphy USA, Inc.	3,550	1,749,688
†National Vision Holdings, Inc.	32,468	354,226
†ODP Corp.	19,121	568,850
†Petco Health & Wellness Co., Inc.	52,093	237,023
†Revolve Group, Inc.	23,328	578,068
†Sally Beauty Holdings, Inc.	57,407	779,013
Shoe Carnival, Inc.	11,016	483,052
Signet Jewelers Ltd.	20,361	2,100,033
Sonic Automotive, Inc. Class A	8,694	508,425
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–11

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†Stitch Fix, Inc. Class A	58,412	$164,722
Upbound Group, Inc.	17,381	556,018
†Urban Outfitters, Inc.	24,728	947,330
†Zumiez, Inc.	10,302	219,433
		23,491,288
Technology Hardware, Storage & Peripherals–0.13%
†Eastman Kodak Co.	37,950	179,124
Immersion Corp.	19,496	173,904
Xerox Holdings Corp.	69,445	720,839
		1,073,867
Textiles, Apparel & Luxury Goods–0.42%
†Crocs, Inc.	1,062	153,788
†Figs, Inc. Class A	79,226	541,906
†G-III Apparel Group Ltd.	25,476	777,528
Kontoor Brands, Inc.	5,030	411,353
Movado Group, Inc.	5,619	104,513
Oxford Industries, Inc.	6,647	576,694
Tapestry, Inc.	17,450	819,801
		3,385,583
Tobacco–0.06%
Turning Point Brands, Inc.	10,754	464,035
		464,035
Trading Companies & Distributors–1.88%
Applied Industrial Technologies, Inc.	15,264	3,405,856
†BlueLinx Holdings, Inc.	5,168	544,810
Boise Cascade Co.	19,605	2,763,913
†DNOW, Inc.	60,763	785,665
†DXP Enterprises, Inc.	7,515	401,000
FTAI Aviation Ltd.	12,960	1,722,384
GATX Corp.	2,800	370,860
Global Industrial Co.	7,277	247,200
†GMS, Inc.	22,584	2,045,433
H&E Equipment Services, Inc.	6,320	307,658
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
Herc Holdings, Inc.	6,790	$1,082,530
†Hudson Technologies, Inc.	22,255	185,607
†MRC Global, Inc.	36,381	463,494
Willis Lease Finance Corp.	1,901	282,888
†Xometry, Inc. Class A	27,911	512,725
		15,122,023
Water Utilities–0.31%
California Water Service Group	35,832	1,942,811
Consolidated Water Co. Ltd.	9,452	238,285
York Water Co.	7,872	294,885
		2,475,981
Wireless Telecommunication Services–0.17%
Telephone & Data Systems, Inc.	59,445	1,382,096
		1,382,096
Total Common Stock (Cost $664,438,384)		798,249,141
RIGHTS–0.01%
†=Chinook Therapeutics, Inc.	24,718	9,640
†=Mirati Therapeutics, Inc.	21,713	64,705
Total Rights (Cost $24,839)		74,345

MONEY MARKET FUND–0.94%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.94%)	7,600,112	7,600,112
Total Money Market Fund (Cost $7,600,112)		7,600,112

TOTAL INVESTMENTS–99.98% (Cost $672,063,335)	805,923,598
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.02%	139,823
NET ASSETS APPLICABLE TO 61,629,116 SHARES OUTSTANDING–100.00%	$806,063,421

†Non-income producing.
=The value of this security was determined using significant unobservable inputs.
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–12

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2024:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
57	E-mini Russell 2000 Index	$6,410,220	$6,357,040	12/20/24	$53,180	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2024.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–13